OTHER NON-CURRENT ASSETS	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
OTHER NON-CURRENT ASSETS

14.	OTHER NON-CURRENT ASSETS

Other non-current assets as of June 30, 2025 and 2026 are as follows:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Deposits (a)	153,840	176,038	1,083
Others	8,974	8,898	54
Total	162,814	184,936	1,137

Note:

(a)	It represents (i) long-term security deposits made for leased properties. These amounts are refundable at the end of the lease term or upon the termination of the respective contracts, provided all contractual obligations are met; and (ii) non-current portion of credit deposits paid to Credit Guarantee Corporation, which will be amortized over the loan periods. Credit Guarantee Corporation is a public institution that support small and medium enterprises by serving as guarantors.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS